Leases (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Leases [Abstract]
Operating lease expense	$ 4,357,441	$ 555,655	$ 3,430,526